Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ 54,876	$ (169,754)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Restricted stock amortization	3,526	4,019
Vessel depreciation	0	25,023
Amortization of deferred financing costs	652	2,022
Write-off of deferred financing costs	7,028	366
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	19,598	(15,420)
Loss write down on assets - related party	(28,786)	102,980
Reclassification of Dividend Income	(431)	(656)
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Drydock expenditures	(3,443)	(10,775)
Increase (Decrease) in Inventories	2,462	2,867
Increase (Decrease) in Prepaid Expense and Other Assets	19,966	9,832
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(27,163)	(15,152)
Increase (Decrease) in Due to Related Parties	10,796	(1,293)
Net Cash Used in Operating Activities	19,885	(35,101)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Proceeds from Sale of Equity Method Investments	63,377	42,711
Proceeds from Sale of Property, Plant, and Equipment	482,039	52,518
Payments for (Proceeds from) Investments	431	656
Payments drydock and scrubbers	9,311	37,805
Net Cash Provided by (Used in) Investing Activities	536,536	58,080
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Common Stock	0	82,255
Proceeds from Issuance of Debt	0	110,178
Repayments of Long-term Debt	(367,105)	(187,624)
Proceeds from (Repurchase of) common stock	(1,407)	0
Payments of Dividends	(1,124)	(2,011)
Net Cash (Used in) Provided by Financing Activities	(369,636)	2,798
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	186,785	25,777
Cash and cash equivalents	270,787	68,307
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ 4,414	$ 17,612